INVENTORIES, NET	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 4:	INVENTORIES, NET

	December 31,
	2021	2020
	$	$
Raw materials, parts and supplies	1,947	1,256
Finished products	1,614	1,148

	3,561	2,404

As of December 31, 2021 and 2020, inventory is presented net of write offs for slow inventory in the amount of approximately $3,148 and $2,129 , respectively.